Financing Receivables (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivables on Non-accrual Status
Total Receivables	$ 139	$ 165
Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	47	66
Lease receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	27	46
Lease receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	21	20
Client loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	92	99
Client loan receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	67	75
Client loan receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	$ 25	$ 24